Related Party Transaction - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties		$ 244,000
Aramark
Related Party Transaction [Line Items]
Notes receivable			16,000,000
Notes receivable interest rate			3.40%
Due to related parties		244,000
Corporate service agreement expense	$ 100,000	$ 400,000	$ 600,000